Dodie Kent
Vice President and
September 6, 2013	Associate General Counsel
(212) 314-3970
(212) 707-1791

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Post-Effective Amendment No. 44 to the Registration Statement on Form N-4

File Nos. 333-60730 and 811-07659

CIK # 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith a prospectus supplement (“Supplement”) as Post-Effective Amendment No. 44 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 319 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract. More specifically, AXA Equitable is offering to increase the contract owner’s account value in return for terminating the guaranteed withdrawal benefit for life and the applicable guaranteed minimum death benefit. Contract owners are not required to accept this offer or take any other action under the contract. If the contract owner does not accept the offer, his or her contract will continue unchanged.

Contract owners that accept the offer may choose to remain invested in the contract without the guaranteed benefits. In the alternative, a contract owner may: (i) terminate his or her contract and receive the account value including the amount added to the contract; (ii) transfer all or part of his or her contract’s account value to another investment product; or (iii) exchange his or her contract for an annuity contract issued by another insurance company or an eligible variable annuity contract issued by AXA Equitable. Exchanges from existing contracts into an eligible AXA Equitable variable annuity contract are designed to comply with the Rule 11a-2 of the Investment Company Act of 1940. The exchange offer program is described in Appendix II to the Supplement.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Proctor LLP at (202) 346-4253 if you have any questions.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

cc:	Alison White, Esq.

Christopher E. Palmer, Esq.